Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – Emerging Markets Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 14,024	$ 13,270	$ 12,124	$ 18,068	$ 19,470	$ 14,572	$ 11,082	$ 14,139	$ 9,585	$ 9,117	$ 10,000
Columbia Variable Portfolio – Emerging Markets Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 13,670	12,963	11,872	17,739	19,171	14,381	10,967	14,020	9,531	9,094	10,000
Columbia Variable Portfolio – Emerging Markets Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Class 3
Account Value	$ 13,838	13,117	12,000	17,905	19,321	14,472	11,023	14,083	9,558	9,106	10,000
MSCI Emerging Markets Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Account Value	$ 14,293	$ 13,295	$ 12,105	$ 15,149	$ 15,544	$ 13,139	$ 11,095	$ 12,987	$ 9,460	$ 8,508	$ 10,000